Net Income (Loss) Per Share Applicable to Common Stockholders (Details) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Excluded potentially dilutive securities	9,638	5,369	9,638	6,878
Common stock options [Member]
Excluded potentially dilutive securities	1,574	1,574	1,574	1,574
Common stock warrants [Member]
Excluded potentially dilutive securities	5,437	3,038	5,437	3,326
Convertible notes [Member]
Excluded potentially dilutive securities	2,627	757	2,627	1,978